Credit facilities (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Short term loans third parties	$ 836,765	$ 312,028
Lou Hong [Member]
Line of Credit Facility [Line Items]
Short term loans third parties maturities descriptions	September 30, 2025
Short term loans third parties interest rate	0.00%
Short term loans third parties collateral guarantee descriptions	None
Short term loans third parties	$ 626,009
Lingyu Ye [Member]
Line of Credit Facility [Line Items]
Short term loans third parties maturities descriptions	December 2019 (renewed in December 2020, extended to December 2024)
Short term loans third parties interest rate	0.00%
Short term loans third parties collateral guarantee descriptions	None
Short term loans third parties		28,237
Runze Li [Member]
Line of Credit Facility [Line Items]
Short term loans third parties maturities descriptions	December 31, 2025
Short term loans third parties interest rate	0.00%
Short term loans third parties collateral guarantee descriptions	None
Short term loans third parties	$ 2,086	43,769
Shanghai Xinjing Construction Labor Service Center [Member]
Line of Credit Facility [Line Items]
Short term loans third parties maturities descriptions	November 30, 2025
Short term loans third parties interest rate	0.00%
Short term loans third parties collateral guarantee descriptions	None
Short term loans third parties	$ 208,670	211,784
Xiamen Haosheng Investing Co Ltd [Member]
Line of Credit Facility [Line Items]
Short term loans third parties maturities descriptions	April 2020 (extended to April 2024)
Short term loans third parties interest rate	0.00%
Short term loans third parties collateral guarantee descriptions	None
Short term loans third parties		$ 28,238